Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Income Taxes [Line Items]
Net deferred tax asset	$ 57,377	$ 63,722
Non-current deferred tax assets	58,334	74,299		$ 75,854
Non-current deferred tax liabilities	957	10,577
Temporary differences related to investments in foreign subsidiaries	141,431
Gross unrecognized tax benefits	0	0
Income taxes withholdings on intercompany transactions	7,723	6,804	$ 22,379
Change in valuation allowance	24,307	21,241	19,217
Non-current Assets
Income Taxes [Line Items]
Non-current deferred tax assets	58,334	74,299
Non-current Liabilities
Income Taxes [Line Items]
Non-current deferred tax liabilities	957	10,577
Tax Year 2009 to 2014
Income Taxes [Line Items]
Estimate of possible loss	181,000
Venezuela
Income Taxes [Line Items]
Change in valuation allowance	$ 304	$ 2,108	2,180
2016 Notes
Income Taxes [Line Items]
Income taxes withholdings on intercompany transactions			$ 18,200